Financial Instruments and Financial Risk Management - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	$ 906,386	$ 949,751
Financial assets, Fair Value	906,386	949,751
Financial liabilities, Carrying Amount	3,355,800	3,061,757
Financial liabilities, Fair Value	3,412,962	2,998,823
Assets Carried at Fair Value | Investment in Equity Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	24,954	22,097
Financial assets, Fair Value	24,954	22,097
Assets Carried at Amortized Cost | Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	881,432	927,654
Financial assets, Fair Value	881,432	927,654
Liabilities Carried at Fair Value | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	110,579	19,686
Financial liabilities, Fair Value	110,579	19,686
Liabilities Carried at Amortized Cost | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	667,246	639,190
Financial liabilities, Fair Value	667,246	639,190
Liabilities Carried at Amortized Cost | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	2,577,975	2,402,881
Financial liabilities, Fair Value	$ 2,635,137	$ 2,339,947